Invesco PowerShares 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

December 1, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333 - 138490

1940 Act Registration No. 811 - 21977

CIK No. 0001378872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) that the Prospectus and the Statement of Additional Information, that would have been filed under Rule 497 (c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 569 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 569 is the most recent Amendment to the Fund’s Registration Statement regarding the additional series PowerShares S&P International Developed High Dividend Low Volatility which was filed electronically with the Securities and Exchange Commission November 21, 2016.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 684-6724.

Very truly yours,

/s/ Adam Henkel

Adam Henkel

Senior Counsel